Segment Reporting (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CLF ( ) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2017 CLP ($)
Segment Reporting
Number of business segments | item	4	4	4
Net interest income		$ 2,006,231	$ 1,234,695	$ 1,226,733	$ 1,228,288
Net fees and commissions income		564,929	347,674	321,271	305,979
Other operating income			105,173	169,555	127,216
Total operating revenues		2,742,054	1,687,542	1,717,559	1,661,483
Provisions for loan losses		(359,513)	(221,255)	(259,263)	(246,222)
Depreciation and amortization		(60,992)	(37,536)	(35,575)	(31,822)
Other operating expenses			(746,820)	(751,472)	(694,456)
Income attributable to associates		8,955	5,511	4,014	3,243
Income before income taxes		1,117,011	687,442	675,263	692,226
Income taxes		(187,448)	(115,361)	(100,212)	(82,321)
NET INCOME FOR THE YEAR		929,563	572,081	575,051	609,905
Assets before taxes				31,173,724	30,928,404	$ 32,377,140
Current and deferred taxes (assets)				183,580	129,192	184,297
TOTAL ASSETS		52,908,434		31,357,304	31,057,596	32,561,437
Liabilities before taxes				28,049,630	27,857,557	29,012,636
Current and deferred taxes (liabilities)					24,714	3,453
TOTAL LIABILITIES		$ 47,147,669		28,049,630	27,882,271	29,016,089
Operating segments
Segment Reporting
Net interest income			1,227,465	1,220,368	1,217,621
Net fees and commissions income			359,173	331,641	314,771
Other operating income			137,019	195,134	125,220
Total operating revenues			1,723,657	1,747,143	1,657,612
Provisions for loan losses			(234,982)	(309,735)	(303,062)
Depreciation and amortization			(35,251)	(33,289)	(29,537)
Other operating expenses			(768,434)	(767,343)	(707,958)
Income attributable to associates			6,057	4,513	3,672
Income before income taxes			691,047	641,289	620,727
Income taxes			(115,034)	(89,040)	(61,730)
NET INCOME FOR THE YEAR			576,013	552,249	558,997
Assets before taxes				31,382,379	31,180,706	32,765,893
Current and deferred taxes (assets)				288,370	223,019	290,432
TOTAL ASSETS				31,670,749	31,403,725	33,056,325
Liabilities before taxes				28,783,338	28,638,924	29,947,157
Current and deferred taxes (liabilities)					24,714	3,453
TOTAL LIABILITIES				28,783,338	28,663,638	29,950,610
Material reconciling items
Segment Reporting
Net interest income			7,230	6,365	10,667
Net fees and commissions income			(11,499)	(10,370)	(8,792)
Other operating income			(31,846)	(25,579)	1,996
Total operating revenues			(36,115)	(29,584)	3,871
Provisions for loan losses			13,727	50,472	56,840
Depreciation and amortization			(2,285)	(2,286)	(2,285)
Other operating expenses			21,614	15,871	13,502
Income attributable to associates			(546)	(499)	(429)
Income before income taxes			(3,605)	33,974	71,499
Income taxes			(327)	(11,172)	(20,591)
NET INCOME FOR THE YEAR			(3,932)	22,802	50,908
Assets before taxes				(208,655)	(252,302)	(388,753)
Current and deferred taxes (assets)				(104,790)	(93,827)	(106,135)
TOTAL ASSETS				(313,445)	(346,129)	(494,888)
Liabilities before taxes				(733,708)	(781,367)	(934,521)
TOTAL LIABILITIES				(733,708)	(781,367)	(934,521)
Elimination adjustments
Segment Reporting
Net interest income			(14,387)	(12,349)	(11,257)
Other operating expenses			14,387	12,349	11,257
TOTAL ASSETS				(137,201)	(147,013)	(232,137)
TOTAL LIABILITIES				(137,201)	(147,013)	(232,137)
IFRS adjustments
Segment Reporting
Provisions for loan losses			13,727	50,472	56,840
Depreciation and amortization			(2,285)	(2,286)	(2,285)
Income taxes			(327)	(11,172)	(20,591)
Reclassification of interest on repurchase agreements and suspended interest recognition			(21,728)	(17,235)	15,128
Reversal of write-offs of assets received in lieu of payments			7,227	3,522	2,245
Increase (decrease) in assets from deviating allowances for loan losses, acquisitions and deferred taxes				(176,244)	(199,116)	(262,751)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses				(596,507)	(634,354)	(702,384)
Retail | Operating segments
Segment Reporting
Net interest income			914,395	873,669	840,451
Net fees and commissions income			184,045	170,529	156,936
Other operating income			36,003	93,135	25,199
Total operating revenues			1,134,443	1,137,333	1,022,586
Provisions for loan losses			(256,262)	(301,491)	(229,669)
Depreciation and amortization			(27,676)	(25,229)	(21,310)
Other operating expenses			(507,913)	(504,041)	(471,529)
Income attributable to associates			4,006	3,078	2,521
Income before income taxes			346,598	309,650	302,599
Assets before taxes				15,198,634	14,350,327	16,099,926
Liabilities before taxes				10,234,712	9,726,286	10,380,250
Retail | Maximum
Segment Reporting
Annual sales of customers considered for business segment |	70,000
Wholesale | Operating segments
Segment Reporting
Net interest income			321,178	346,829	355,783
Net fees and commissions income			43,447	42,202	43,853
Other operating income			35,201	33,322	64,861
Total operating revenues			399,826	422,353	464,497
Provisions for loan losses			21,415	(8,243)	(73,510)
Depreciation and amortization			(4,540)	(4,912)	(5,364)
Other operating expenses			(153,218)	(152,859)	(138,638)
Income attributable to associates			1,339	914	716
Income before income taxes			264,822	257,253	247,701
Assets before taxes				11,526,685	11,926,049	10,558,278
Liabilities before taxes				10,277,326	9,934,304	10,272,607
Wholesale | Minimum
Segment Reporting
Annual sales of customers considered for business segment |	70,000
Treasury and money market operations | Operating segments
Segment Reporting
Net interest income			(3,772)	4,207	27,942
Net fees and commissions income			(4,306)	(2,473)	(2,163)
Other operating income			38,931	44,754	10,355
Total operating revenues			30,853	46,488	36,134
Depreciation and amortization			(141)	(172)	(267)
Other operating expenses			(5,022)	(5,596)	(4,770)
Income attributable to associates			161	79	34
Income before income taxes			25,851	40,799	31,131
Assets before taxes				4,121,333	4,383,945	5,469,829
Liabilities before taxes				7,880,847	8,605,278	8,815,056
Subsidiaries | Operating segments
Segment Reporting
Net interest income			(4,336)	(4,337)	(6,555)
Net fees and commissions income			135,987	121,383	116,145
Other operating income			26,884	23,923	24,805
Total operating revenues			158,535	140,969	134,395
Provisions for loan losses			(135)	(1)	117
Depreciation and amortization			(2,894)	(2,976)	(2,596)
Other operating expenses			(102,281)	(104,847)	(93,021)
Income attributable to associates			551	442	401
Income before income taxes			$ 53,776	33,587	39,296
Assets before taxes				535,727	520,385	637,860
Liabilities before taxes				$ 390,453	$ 373,056	$ 479,244